Note 4 - Deposits (Details Textual)		1 Months Ended
	Jan. 15, 2016 shares	Jan. 31, 2016 shares	Dec. 31, 2015 USD ($)
Private Placement [Member] | Subsequent Event [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares	26,707,994	218,000
Number of Investors	37	2
Deposits, Purchase of Common Shares, Prospective Private Placement | $			$ 60,445